Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of effects on net income (loss) of amounts reclassified from accumulated other comprehensive loss
Beginning balance	$ (146)
Other comprehensive income (loss) before reclassifications	(104)
Amounts reclassified from accumulated other comprehensive income (loss)	(33)
Net current period other comprehensive income (loss)	(137)
Ending balance	$ (283)
Unrealized gains (losses) on available-for-sale marketable securities [Member]
Schedule of effects on net income (loss) of amounts reclassified from accumulated other comprehensive loss
Beginning balance
Other comprehensive income (loss) before reclassifications	$ (227)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income (loss)	$ (227)
Ending balance	$ (227)
Unrealized gains (losses) on cash flow hedges [Member]
Schedule of effects on net income (loss) of amounts reclassified from accumulated other comprehensive loss
Beginning balance
Other comprehensive income (loss) before reclassifications	$ 5
Amounts reclassified from accumulated other comprehensive income (loss)	(33)
Net current period other comprehensive income (loss)	(28)
Ending balance	(28)
Foreign currency translation adjustment [Member]
Schedule of effects on net income (loss) of amounts reclassified from accumulated other comprehensive loss
Beginning balance	(146)
Other comprehensive income (loss) before reclassifications	$ 118
Amounts reclassified from accumulated other comprehensive income (loss)
Net current period other comprehensive income (loss)	$ 118
Ending balance	$ (28)